COMMITMENT AND CONTINGENT LIABILITIES (Details Narrative) - USD ($)						12 Months Ended
	Aug. 07, 2023	Jun. 23, 2021	Jun. 01, 2021	Sep. 22, 2020	Oct. 10, 2018	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2022
Revenues						$ 263,445
Shares Issued, Price Per Share						$ 2.00	$ 5.28	$ 21.00
Debt Instrument, Periodic Payment						$ 400,000
Share-Based Payment Arrangement, Expense						540,805
[custom:SuccessFees]						175,000
Chief Executive Officer [Member]
[custom:ReimbursementExpenses]						100,000
Board of Directors Chairman [Member]
[custom:ReimbursementExpenses]						10,000
Consulting Agreement [Member]
Share-Based Payment Arrangement, Expense						$ 9,639
Consulting Agreement [Member] | Consultant One [Member]
Debt Instrument, Periodic Payment			$ 13,000
Bonus amount			150,000
Consulting Agreement [Member] | Consultant Two [Member]
Debt Instrument, Periodic Payment			2,000
Bonus amount			$ 250,000
Consulting Agreement [Member] | Consultant [Member]
Share-Based Payment Arrangement, Expense	$ 532,991				$ 33,000		$ 136,000
Consulting Agreement [Member] | Board of Directors Chairman [Member]
[custom:ReimbursementExpenses]		$ 500
Israeli Innovation Authority [Member]
[custom:RoyaltyDescription]						Save Foods Ltd. Is committed to pay royalties to the IIA on the proceeds from sales of products resulting from research and development projects in which the IIA participates by way of grants. In the first 3 years of sales the Company will pay 3% of the sales of the product which was developed under IIA research and development projects. In the fourth, fifth and sixth years of sales, the Company shall pay 4% of such sales and thereafter the Company will pay 5% of up to 100% of the amount of grants received plus interest at SOFR for 12 months. Save Foods Ltd. was entitled to the grants only upon incurring research and development expenditures. There were no future performance obligations related to the grants received from the IIA.
Royalty Guarantees, Commitments, Amount							$ 155,765
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member]
[custom:PercentageOfNetRevenues]				12.50%
Revenues				$ 2,000,000
[custom:MaximumCompensationPercentageOfGrossProfit]				25.00%
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member] | Exceeds in Net Revenue [Member]
Revenues				$ 500,000
Stock Repurchased During Period, Shares				1,021
Shares Issued, Price Per Share				$ 58.80
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member] | Occurance of Additional Events in Agreement [Member]
Stock Repurchased During Period, Shares				1,021
Shares Issued, Price Per Share				$ 58.80